BORROWINGS - Supplemental Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Cash Flows	$ 171
Non-recourse borrowings (current and non-current)
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning balance	3,526	$ 3,246
Cash Flows	171	261
Foreign Exchange Movement	(220)	19
Ending balance	$ 3,477	$ 3,526